Finance Income And Costs - Finance Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance Income [Abstract]
Finance income from short term deposits	$ 209	$ 748	$ 517
Finance income from loan to parent (Note 20)	8,277	3,520	0
Other finance income	161	311	0
Total finance income	$ 8,647	$ 4,579	$ 517